Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COMMUNITY CAPITAL TRUST
Entity Central Index Key	0001078195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005044
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	CRA Shares
Trading Symbol	CRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the CRA Share Class of the Fund returned 5.13%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.46%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the CRA Share Class underperformed the Fund’s Primary Benchmark. The Fund’s key rate duration positioning relative to its Primary Benchmark was a significant source of outperformance. This benefit was more than offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The CRA Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and fees and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, CRA Shares - $540413	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $579783	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $586368
May/15	$500000	$500000	$500000
May/16	$511114	$514974	$512091
May/17	$513379	$523104	$518887
May/18	$509515	$521144	$516029
May/19	$532350	$554499	$545411
May/20	$560621	$606708	$584570
May/21	$560574	$604252	$587003
May/22	$520752	$554570	$547757
May/23	$508220	$542687	$540788
May/24	$514048	$549772	$551579
May/25	$540413	$579783	$586368

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	5.13%	-0.73%	0.78%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,691,194,333
Holdings Count | Holding	2,483
Advisory Fees Paid, Amount	$ 10,815,514
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048038
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Institutional Shares
Trading Symbol	CRANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the Institutional Share Class of the Fund returned 5.61%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.46%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the Institutional Share Class outperformed the Fund’s Primary Benchmark. The outperformance was largely driven by Fund’s key rate duration positioning relative to its Primary Benchmark. This benefit was partially offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The Institutional Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, Institutional Shares - $113075	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $115957	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $117274
May/15	$100000	$100000	$100000
May/16	$102686	$102995	$102418
May/17	$103605	$104621	$103777
May/18	$103192	$104229	$103206
May/19	$108414	$110900	$109082
May/20	$114692	$121342	$116914
May/21	$115203	$120850	$117401
May/22	$107497	$110914	$109551
May/23	$105381	$108537	$108158
May/24	$107074	$109954	$110316
May/25	$113075	$115957	$117274

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	5.61%	-0.28%	1.24%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,691,194,333
Holdings Count | Holding	2,483
Advisory Fees Paid, Amount	$ 10,815,514
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048039
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Retail Shares
Trading Symbol	CRATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the Retail Share Class of the Fund returned 5.24%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) returned 5.46% (the "Primary Benchmark"). The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the Retail Share Class underperformed the Fund’s Primary Benchmark. The Fund’s key rate duration positioning relative to its benchmark was a significant source of outperformance. This benefit was more than offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The Retail Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and fees and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, Retail Shares - $10929	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $11596	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11727
May/15	$10000	$10000	$10000
May/16	$10234	$10299	$10242
May/17	$10299	$10462	$10378
May/18	$10222	$10423	$10321
May/19	$10691	$11090	$10908
May/20	$11282	$12134	$11691
May/21	$11282	$12085	$11740
May/22	$10500	$11091	$10955
May/23	$10246	$10854	$10816
May/24	$10386	$10995	$11032
May/25	$10929	$11596	$11727

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	5.24%	-0.63%	0.89%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,691,194,333
Holdings Count | Holding	2,483
Advisory Fees Paid, Amount	$ 10,815,514
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/